Statement of Changes in Net Assets Available for Benefits - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions
Employee contributions	$ 2,002,431
Employer contributions	2,342,181
Rollovers	168,973
Total Contributions	4,513,585
Investment Income
Net appreciation in fair value of investments	4,762,916
Interest and dividend income	1,270,498
Total Investment Income	6,033,414
Total Additions	10,546,999
Deductions
Benefits paid to participants	4,107,508
Administrative expenses	21,296
Total Deductions	4,128,804
Net Increase in Net Assets Available for Benefits	6,418,195
Net Assets Available for Benefits
Beginning of year	31,890,599
End of year	$ 38,308,794